Investments in Joint Ventures - Schedule of results of operations of the joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Revenue and Expenses
Revenues	$ 869.2	$ 714.6	$ 609.5
Expenses	426.9	365.0	318.6
Excess of revenues over expenses	$ 442.3	$ 349.6	$ 290.9